SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) - 12 months ended Dec. 31, 2021 Rp in Millions	USD ($)	IDR (Rp)
Disclosure of quantitative information about right-of-use assets
Low-value assets minimum value to recognize a lease	$ 5,000	Rp 50
Minimum
Disclosure of quantitative information about right-of-use assets
Lease Term	1 year
Maximum
Disclosure of quantitative information about right-of-use assets
Lease Term	10 years
Land rights
Disclosure of quantitative information about right-of-use assets
Lease Term	50 years
Buildings | Minimum
Disclosure of quantitative information about right-of-use assets
Lease Term	15 years
Buildings | Maximum
Disclosure of quantitative information about right-of-use assets
Lease Term	40 years
Transmission installation and equipment | Minimum
Disclosure of quantitative information about right-of-use assets
Lease Term	3 years
Transmission installation and equipment | Maximum
Disclosure of quantitative information about right-of-use assets
Lease Term	25 years
Power supply | Minimum
Disclosure of quantitative information about right-of-use assets
Lease Term	3 years
Power supply | Maximum
Disclosure of quantitative information about right-of-use assets
Lease Term	20 years
Vehicles | Minimum
Disclosure of quantitative information about right-of-use assets
Lease Term	4 years
Vehicles | Maximum
Disclosure of quantitative information about right-of-use assets
Lease Term	8 years
Other equipment | Minimum
Disclosure of quantitative information about right-of-use assets
Lease Term	2 years
Other equipment | Maximum
Disclosure of quantitative information about right-of-use assets
Lease Term	25 years